Note 25 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 237,867	$ 206,499
Benefits	24,100	19,946
	$ 261,967	$ 226,445